Securitizations and Variable Interest Entities, Principal Balances of Off-Balance Sheet Securitized Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 1,437,817	$ 1,508,959
Delinquent loans and foreclosed assets	36,663	41,818
Net charge-offs	1,831	2,935
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	114,081	119,346
Delinquent loans and foreclosed assets	7,949	8,808
Net charge-offs	621	617
Real estate mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	114,081	119,346
Delinquent loans and foreclosed assets	7,949	8,808
Net charge-offs	621	617
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,323,736	1,389,613
Delinquent loans and foreclosed assets	28,714	33,010
Net charge-offs	1,210	2,318
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,322,136	1,387,822
Delinquent loans and foreclosed assets	28,639	32,911
Net charge-offs	1,209	2,318
Real estate 1-4 family junior lien mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1	1
Delinquent loans and foreclosed assets	0	0
Net charge-offs	0	0
Other revolving credit and installment [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,599	1,790
Delinquent loans and foreclosed assets	75	99
Net charge-offs	$ 1	$ 0